OTHER (LOSSES)GAINS-NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of subsidiaries [line items]
Gains/(losses) on disposal of subsidiaries (i)	¥ 86,343		¥ (27,404)	¥ 11,305
Realized and unrealized gains/(losses) on futures, forward and option contracts, net (ii)	295,882		(604,734)	512,984
Gains/(losses) on disposal of property, plant and equipment, intangible assets and right-of-use assets, net	323,659		(679,397)	(223,206)
Others	(390,525)		(329,480)	72,009
Other gains, net	315,359	$ 45,723	(1,641,015)	373,092
Gain on disposal of subsidiaries	86,343		¥ (27,404)	¥ 11,305
Yunnan Hoaxin [Member]
Disclosure of subsidiaries [line items]
Gains/(losses) on disposal of subsidiaries (i)	¥ 37,000